SHARE CAPITAL AND SHARE PREMIUM	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL AND SHARE PREMIUM	SHARE CAPITAL AND SHARE PREMIUM
Shares

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Authorized:
2,000,000,000 shares of $0.0001 each	200	200
Issued and fully paid:
367,298,315 (2023: 363,822,069) ordinary shares of $0.0001 each	37	36
A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2022 and January 1, 2023	330,134,480	33	1,657,015	1,657,048

Issuance of ordinary shares for private placements, net of issuance cost	8,834,742	1	234,409	234,410
Issuance of ordinary shares for registered direct offering, net of issuance cost	10,937,500	1	349,277	349,278
Issuance of ordinary shares for exercise of warrants	10,000,000	1	352,490	352,491
Exercise of share options	2,460,172	—	18,051	18,051
Reclassification of vesting of restricted share units	1,455,175	—	25,878	25,878

At December 31, 2023 and January 1, 2024	363,822,069	36	2,637,120	2,637,156

Exercise of share options	1,597,528	—	14,950	14,950
Reclassification of vesting of restricted share units	1,878,718	1	43,906	43,907

At December 31, 2024	367,298,315	37	2,695,976	2,696,013
On April 24, 2023, May 2, 2023 and May 19, 2023, the Company sold 7,656,968, 484,992 and 692,782 ordinary shares to institutional investors in private placement transactions, respectively, for net proceeds of $234.4 million, after deduction of related issuance costs of $0.4 million. On May 10, 2023, the Company sold 10,937,500 ordinary shares to certain investors in a registered direct offering at a price of $32.00 per share, for net proceeds of $349.3 million, after deduction of related issuance costs of $0.7 million. On May 11, 2023, the PIPE Investor exercised the Warrant in full for an aggregate exercise price of $200.0 million, and, as a result, the Company issued 10,000,000 ordinary shares to the PIPE Investor.